Segment Information (Summary of Financial Information by Geographical Area) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Sales	$ 27,712	$ 20,908
Non-current assets	35,432	35,216
Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	27,712	20,908
Intersegment amounts [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0
Canpotex [Member]
Disclosure of geographical areas [Line Items]
Sales	282	(32)
Non-current assets	0	0
Canpotex [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	2,398	1,238
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	15,095	15,268
United States [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	16,009	12,373
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	17,766	17,435
Canada [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,094	2,565
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	638	644
Trinidad [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	258	101
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	391	284
Brazil customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	567	284
Other Latin America And Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	1,033	561
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	340	280
Other [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	1,795	1,116
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,202	1,305
Australia [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,591	3,231
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	526	372
Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 236	$ 183